Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 912,574	$ 1,271,824
Prepaid expenses and other current assets	606,331	426,497
Deferred transaction costs	116,121	1,005,109
Promissory notes	502,838
Total current assets	2,137,864	2,703,430
Property and equipment, net	1,755,947	1,968
Capital project costs	3,320,403	100,000
Investment in equity securities	1,496,422	218,556
Other long-term assets	312,501
Total assets	9,023,137	3,023,954
Current liabilities
Accounts payable	10,264,117	1,256,792
Accrued liabilities and other current liabilities	4,722,687	208,107
Current portion of early exercised shares option liability	1,814	2,990
Short-term loans	10,008,552	72,967
Total current liabilities	24,997,170	1,540,856
SAFE notes		5,212,200
Warrant liability	2,451,237
Advance from PIPE investor	425,000
Earnout liability	532,700
Early exercised shares option liability	2,814	5,660
Total liabilities	28,408,921	6,758,716
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 100,000,000 and Nil shares authorized, Nil shares issued and outstanding as at December 31, 2024 and December 31, 2023
Common stock, $0.0001 par value, 700,000,000 and 69,033,000 shares authorized, 47,736,279 and 41,499,772 shares issued and outstanding as at December 31, 2024 and December 31, 2023, respectively	4,603	4,023
Additional paid-in capital	33,228,561	54,800
Accumulated deficit	(52,618,948)	(3,793,585)
Total stockholders’ deficit	(19,385,784)	(3,734,762)
Total liabilities and stockholders’ deficit	9,023,137	3,023,954
Related Party [Member]
Current liabilities
Short-term loans	5,875,000
Nonrelated Party [Member]
Current liabilities
Short-term loans	$ 4,133,552	$ 72,967